Rule 497(e)

Registration Nos. 333-146827 and 811-22135

Innovator ETFs Trust

(the “Trust”)

Innovator U.S. Equity Buffer ETF™ – January	Innovator U.S. Equity Ultra Buffer ETF™ – February
Innovator U.S. Equity Buffer ETF™ – February	Innovator U.S. Equity Ultra Buffer ETF™ – March
Innovator U.S. Equity Buffer ETF™ – March	Innovator U.S. Equity Ultra Buffer ETF™ – April
Innovator U.S. Equity Buffer ETF™ – April	Innovator U.S. Equity Ultra Buffer ETF™ – May
Innovator U.S. Equity Buffer ETF™ – May	Innovator U.S. Equity Ultra Buffer ETF™ – June
Innovator U.S. Equity Buffer ETF™ – June	Innovator U.S. Equity Ultra Buffer ETF™ – July
Innovator U.S. Equity Buffer ETF™ – July	Innovator U.S. Equity Ultra Buffer ETF™ – August
Innovator U.S. Equity Buffer ETF™ – August	Innovator U.S. Equity Ultra Buffer ETF™ – September
Innovator U.S. Equity Buffer ETF™ – September	Innovator U.S. Equity Ultra Buffer ETF™ – October
Innovator U.S. Equity Buffer ETF™ – October	Innovator U.S. Equity Ultra Buffer ETF™ – November
Innovator U.S. Equity Buffer ETF™ – November	Innovator U.S. Equity Ultra Buffer ETF™ – December
Innovator U.S. Equity Buffer ETF™ – December	Innovator International Developed Power Buffer ETF™ – January
Innovator U.S. Equity Power Buffer ETF™ – January	Innovator International Developed Power Buffer ETF™ – April
Innovator U.S. Equity Power Buffer ETF™ – February	Innovator International Developed Power Buffer ETF™ – July
Innovator U.S. Equity Power Buffer ETF™ – March	Innovator Emerging Markets Power Buffer ETF™ – January
Innovator U.S. Equity Power Buffer ETF™ – April	Innovator Emerging Markets Power Buffer ETF™ – April
Innovator U.S. Equity Power Buffer ETF™ – May	Innovator Emerging Markets Power Buffer ETF™ – July
Innovator U.S. Equity Power Buffer ETF™ – June	Innovator U.S. Small Cap Power Buffer ETF™ – January
Innovator U.S. Equity Power Buffer ETF™ – July	Innovator U.S. Small Cap Power Buffer ETF™ – April
Innovator U.S. Equity Power Buffer ETF™ – August	Innovator U.S. Small Cap Power Buffer ETF™ – July
Innovator U.S. Equity Power Buffer ETF™ – September	Innovator U.S. Small Cap Power Buffer ETF™ – October
Innovator U.S. Equity Power Buffer ETF™ – October	Innovator Growth-100 Power Buffer ETF™ – January
Innovator U.S. Equity Power Buffer ETF™ – November	Innovator Growth-100 Power Buffer ETF™ – April
Innovator U.S. Equity Power Buffer ETF™ – December	Innovator Growth-100 Power Buffer ETF™ – July
Innovator U.S. Equity Ultra Buffer ETF™ – January	Innovator Growth-100 Power Buffer ETF™ – October

Innovator 20+ Year Treasury Bond 5 Floor ETF™ – Quarterly	Innovator U.S. Equity Accelerated ETF™ – April
Innovator 20+ Year Treasury Bond 9 Buffer ETF™ – July	Innovator U.S. Equity Accelerated ETF™ – July
Innovator Triple Stacker ETF™ – October	Innovator U.S. Equity Accelerated ETF™ – Quarterly
Innovator Triple Stacker ETF™ – January	Innovator Growth Accelerated Plus ETF™ – April
Innovator Double Stacker 9 Buffer ETF™ – October	Innovator U.S. Equity Accelerated Plus ETF™ – July
Innovator Double Stacker 9 Buffer ETF™ – January	Innovator Growth Accelerated Plus ETF™ – July
Innovator Double Stacker ETF™ – October	Innovator Growth Accelerated ETF™ – Quarterly
Innovator Double Stacker ETF™ – January	Innovator Defined Wealth Shield ETF
Innovator U.S. Equity Accelerated 9 Buffer ETF™ – April	Innovator U.S. Equity Accelerated Plus ETF – April
Innovator U.S. Equity Accelerated 9 Buffer ETF™ – July

(each, a “Fund” and collectively, the “Funds”)

Supplement To each Fund’s Statement of Additional Information, as Amended

September 2, 2021

Notwithstanding anything to the contrary in each Fund’s Statement of Additional Information, the section “Creation and Redemption of Creation Units—Placement of Creation or Redemption Orders” is replaced with the following:

Placement of Creation or Redemption Orders. All orders to purchase or redeem Creation Units are to be governed according to the applicable Participant Agreement that each Authorized Participant has executed. Except as set forth below, all orders to purchase or redeem Creation Units must be received by the transfer agent in the proper form required by the Participant Agreement no later than the closing time of the regular trading session of the NYSE (ordinarily 4:00 p.m. Eastern Time) on each day the NYSE is open for business (the “Closing Time”) in order for the purchase or redemption of Creation Units to be effected based on the NAV of shares of a Fund as next determined on such date after receipt of the order in proper form. In the case of a redemption order, such order must also be accompanied or followed by the requisite number of shares of a Fund specified in such order, which delivery must be made through DTC to the transfer agent. All shares of the Funds, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

At its discretion, the Fund may require an Authorized Participant to submit orders to purchase or redeem Creation Units earlier in the day. All orders to purchase or redeem Creation Units relating to a Fund with FLEX Options investments must be received by the transfer agent in the proper form required by the Participant Agreement no later than 2:30 p.m. Eastern Time. Purchase or redemption orders of Creation Units received by the transfer agent after the applicable deadline will not be accepted by a Fund.

The delivery of Creation Units properly created will occur no later than the second Business Day following the day on which the purchase order is deemed received (“T+2”). The requisite Cash Redemption Amount (as defined below) for an order properly submitted to redeem Creation Units will ordinarily be transferred no later than T+2.

Please Keep this Supplement for Future Reference